Intangible assets	3 Months Ended
Mar. 31, 2023
Intangible Assets [Abstract]
Intangible assets	Intangible assets
During the three months ended March 31, 2023, the Company did not capitalize any license fees as intangible assets. During the three months ended March 31, 2022, the Company capitalized:

•    KUSD 195 paid upon the successful completion of in-vivo efficacy studies related to a license with a third party to use their specific binding proteins in the development, manufacturing and commercialization of products. The amount was capitalized as an indefinite-lived intangible asset.

During the three months ended March 31, 2023, the Company decided to terminate a program. Consequently, impairment charges of KUSD 743 (corresponding to the entire carrying amount of the capitalized licenses) was recognized and charged to R&D expenses in the unaudited condensed consolidated interim statement of operations. No impairment losses were recognized during the three months ended March 31, 2022. The Company performs an assessment at the end of each period to determine whether there is any indication that an intangible asset may be impaired. The Company identified one indicator of impairment during the three months ended March 31, 2023. The Company evaluated further and concluded there were no impairments, other than the terminated program.
The table below provides a rollforward of the Company’s intangible assets as of March 31, 2023 and 2022.

(in KUSD)	Indefinite lived		Definite lived
Cost	Licenses	Internal development costs	Internal development costs	Licenses	Software	Total
January 1, 2023	13,680	—	954	1,052	278	15,964
Additions	—	—	—	—	20	20
Exchange differences	—	—	—	—	3	3
March 31, 2023	13,680	—	954	1,052	301	15,987

Accumulated Amortization
January 1, 2023	(1,295)	—	—	(125)	(184)	(1,604)
Amortization charge	—	—	(19)	(19)	(14)	(52)
Impairment charge	(743)	—	—	—	—	(743)
Exchange differences	—	—		—	(2)	(2)
March 31, 2023	(2,038)	—	(19)	(144)	(200)	(2,401)

Net book amount as of March 31, 2023	11,642	—	935	908	101	13,586

Cost
January 1, 2022	12,985	631	—	1,052	176	14,844
Additions	195	82	—	—	19	296
Exchange differences	—	—	—	—	(1)	(1)
March 31, 2022	13,180	713	—	1,052	194	15,139

Accumulated Amortization
January 1, 2022	(1,069)	—	—	(50)	(143)	(1,262)
Amortization charge	—	—	—	(19)	(7)	(26)
March 31, 2022	(1,069)	—	—	(69)	(150)	(1,288)

Net book amount as of March 31, 2022	12,111	713	—	983	44	13,851